13. Taxes (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current taxes recoverable		R$ 198,232	R$ 67,931	R$ 70,725
Other noncurrent taxes recoverable		116,974	131,108	112,902
Other current tax obligations		345,487	294,994	340,948
Other noncurrent tax obligations		809,576	303,146	R$ 257,273
Recoverable ICMS (VAT)
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current taxes recoverable		68,773	62,934
Other noncurrent taxes recoverable		36,740	35,659
Recoverable PIS/Pasep and Cofins taxes
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current taxes recoverable		133,090	52,240
PIS/Pasep and Cofins to be offset against liabilities
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current taxes recoverable		(4,202)	(47,810)
Other recoverable taxes
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current taxes recoverable		571	567
Other noncurrent taxes recoverable		33,376	33,336
PIS/Pasep and Cofins taxes
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other noncurrent taxes recoverable		46,858	62,113
ICMS (VAT) payable
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations		151,928	113,793
PIS/Pasep and Cofins payable
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations		138,797	136,437
PIS/Pasep and Cofins to be offset against assets
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations		(121,165)	(87,629)
IRRF on JSCP
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations		97,065	90,147
IRRF on JSCP to be offset against IR and CSLL assets
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations		(43,018)	(29,841)
Special Tax Regularization Program - Pert
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations		45,108	0
Other noncurrent tax obligations		488,563	0
Ordinary financing of taxes with the federal tax authorities
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations		63,791	59,558
Other noncurrent tax obligations		85,054	138,969
Other taxes
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations		12,981	12,529
Other noncurrent tax obligations		3,237	2,841
Social security contributions - injunction on judicial deposit
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other noncurrent tax obligations		179,373	161,336
TCFRH
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other noncurrent tax obligations	[1]	R$ 53,349	R$ 0

[1]	Fee for Control, Monitoring and Inspection of Activities of Exploitation and Use of Water Resources.